SCHEDULE OF ISSUE DATE FAIR VALUE INPUTS OF WARRANTS (Details) - Broker [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
September issuance [member]
IfrsStatementLineItems [Line Items]
Volatility	135.19%
Risk free rate	4.97%
Expected life	3 years
Expected dividend yield	0.00%
February issuance [member]
IfrsStatementLineItems [Line Items]
Volatility	137.94%
Risk free rate	3.45%
Expected life	3 years
Expected dividend yield	0.00%
May issuance [member]
IfrsStatementLineItems [Line Items]
Volatility		122.15%
Risk free rate		3.63%
Expected life		3 years
Expected dividend yield		0.00%
June issuance [member]
IfrsStatementLineItems [Line Items]
Volatility		125.42%
Risk free rate		3.85%
Expected life		3 years
Expected dividend yield		0.00%
July issuance [member]
IfrsStatementLineItems [Line Items]
Volatility		131.17%
Risk free rate		3.89%
Expected life		3 years
Expected dividend yield		0.00%